Supplemental Financial Information - Trade Receivables, Allowances for Doubtful Accounts and Cash Discounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 50	$ 45	$ 43
Additions charged to costs and expenses	46	49	45
Deductions and other	(54)	(44)	(44)
Ending Balance	42	50	45
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	41	36	36
Additions charged to costs and expenses	6	9	6
Deductions and other	(16)	(3)	(6)
Ending Balance	30	41	36
Allowance for Cash Discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	9	9	8
Additions charged to costs and expenses	41	40	39
Deductions and other	(38)	(41)	(37)
Ending Balance	$ 12	$ 9	$ 9